Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Detail) - MXN ($)	Dec. 31, 2025	Aug. 22, 2025	Feb. 04, 2025	Dec. 31, 2024	Sep. 05, 2024	Mar. 20, 2024	Dec. 31, 2023	Mar. 27, 2023	Sep. 26, 2022	Mar. 17, 2022	Oct. 15, 2021	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Feb. 20, 2015
Disclosure of debt securities [line items]
Issuance of debt securities	$ 44,403,722,000			$ 36,903,722,000			$ 31,255,588,000
Less - Current portion	(5,377,588,000)			(7,000,000,000)			(3,000,000,000)
Long-term portion	39,026,134,000			29,903,722,000			28,255,588,000
Unsecured Debt GAP-20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities														$ 3,000,000,000
Unsecured Debt GAP-21 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities												$ 2,500,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				1,500,000,000			1,500,000,000								$ 1,500,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-20-3 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,598,000,000			3,598,000,000			3,598,000,000						$ 3,598,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-21-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000,000			3,000,000,000			3,000,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-22-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	6,000,000,000			3,000,000,000			3,000,000,000			$ 3,000,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP 23-2L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	4,280,000,000			4,280,000,000			4,280,000,000	$ 4,280,000,000
Fixed Rate Interest [Member] | Unsecured Debt GAP 24-2L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,615,132,000			1,615,132,000		$ 1,615,132,000
Fixed Rate Interest [Member] | Unsecured Debt GAP 25-3 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	4,450,000,000	$ 4,450,000,000
TIIE Rate Plus 45 Basis Point [Member] | Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							3,000,000,000
TIIE Rate Plus 17 Basis Point [Member] | Unsecured Debt GAP-20 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				3,000,000,000			3,000,000,000
TIIE Plus 60 Basis Points [Member] | Unsecured Debt GAP-21 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				2,500,000,000			2,500,000,000					$ 2,500,000,000
TIIE Plus 60 Basis Points [Member] | Unsecured Debt GAP-24 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	5,648,134,000			5,648,134,000	$ 5,648,134,000
TIIE Plus 25 Basis Points [Member] | Unsecured Debt GAP-21V [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,500,000,000			1,500,000,000			1,500,000,000				$ 1,500,000,000
TIIE Plus 25 Basis Points [Member] | Unsecured Debt GAP 24L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,384,868,000			1,384,868,000		$ 1,384,868,000
TIIE Rate Plus 18 Basis Point [Member] | Unsecured Debt GAP-22 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,000,000,000			2,000,000,000			2,000,000,000			$ 2,000,000,000
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP-22L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	2,757,588,000			2,757,588,000			2,757,588,000		$ 2,757,588,000
TIIE Rate Plus 26 Basis Point [Member] | Unsecured Debt GAP 23-L [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	1,120,000,000			$ 1,120,000,000			$ 1,120,000,000
TIIE Rate Plus 50 Basis Points [Member] | Unsecured Debt GAP-25 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	3,000,000,000		$ 3,000,000,000
TIIE Rate Plus 48 Basis Points [Member] | Unsecured Debt GAP 25-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 4,050,000,000	$ 4,050,000